Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Payables	$ 1,139	$ 0	[1]	$ 0	[1],[2]
Deferred tax liabilities	429	691	[1]	52	[1],[2]
License and services agreement	11,249	0		0
Deferred revenue	323	808		1,293
Total contract liabilities	$ 11,572	$ 808	[1]	$ 1,293	[1],[2]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.